Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Reconciliation of Income Tax Expense
A reconciliation of the income tax expense to the amount calculated using the Company’s combined Canadian federal and provincial statutory income tax rate of 27% (2023 – 27%) is as follows:

	Year ended December 31,
	2024	2023
Net (loss) income in the year before tax	$(75,441)	$112,351
Tax rate	27%	27%
Income tax (recovery) expense at statutory rate	$(20,369)	$30,335
Tax effect of:
Difference in tax rate of foreign jurisdictions	6,964	(11,318)
Non-taxable items	(1,601)	(10,740)
Change in temporary differences not previously recognized	(4,667)	2,153
Change in tax law	2,999	—
Withholding taxes and other	9,023	7,617
Income tax (recovery) expense	$(7,651)	$18,047

Components of Income Tax Expense

	Year ended December 31,
	2024	2023
Current income tax:
Relating to current income tax charge	$17,662	$15,992
Deferred income tax:
Relating to origination and reversal of temporary differences	(25,313)	2,055
Income tax (recovery) expense recognized in net income	$(7,651)	$18,047
Income tax (recovery) expense recognized in other comprehensive income	(833)	1,262
Total income tax (recovery) expense	$(8,484)	$19,309

Schedule of Deferred Tax Assets and Liabilities
The general movement in the deferred income tax assets (liabilities) is as follows:

	Year ended December 31,
	2024	2023
At the beginning of the year	$(9,548)	$(6,229)
Deferred income tax recovery (expense)	25,313	(2,055)
Income tax (recovery) expense recognized in OCI	833	(1,262)
Foreign exchange	61	(2)
At the end of the year	$16,659	$(9,548)

Recognized deferred tax and assets and liabilities consist of the following:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Non-capital losses	$18,078	$5,655
Foreign exchange	20,590	—
Financing fees and other	5,216	8,563
Mine closure and rehabilitation provision	3,338	4,070
Lease liabilities	2,528	2,805
	49,750	21,093
Deferred tax liabilities:
Mineral properties, plant and equipment	(22,735)	(15,566)
Loans and borrowings	(8,560)	(10,045)
Foreign exchange	—	(3,083)
Loans and borrowings	(1,796)	(1,947)
	(33,091)	(30,641)

Net deferred income tax assets (liabilities)	$16,659	$(9,548)

Presentation on Consolidated Statements of Financial Position
Deferred tax assets	$16,659	$1,315
Deferred tax liabilities	—	(10,863)

Schedule of Unrecognized Deductible Temporary Differences
Deferred tax assets of $31.4 million (December 31, 2023 - $35.1 million) have not been recognized for the following deductible temporary differences as it is not probable that the benefits of these temporary differences will be realized:

	Year ended December 31, 2024		Year ended December 31, 2023
	Brazil	Canada	Brazil	Canada
Mineral properties, plant and equipment	$31,236	$873	$39,959	$1,150
Non-capital losses	—	40,831	—	74,238
Other	—	67,770	—	33,731
	$31,236	$109,474	$39,959	$109,119